Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Prospectus Date	rr_ProspectusDate	Feb. 27, 2017
Supplement [Text Block]	afiv1_SupplementTextBlock

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Fairpointe Mid Cap Fund

(formerly ASTON/Fairpointe Mid Cap Fund)

Supplement dated March 20, 2017 to the

Prospectus and Statement of Additional Information, each dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Fairpointe Mid Cap Fund and AMG Managers Silvercrest Small Cap Fund, each a series of AMG Funds IV (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

AMG Managers Fairpointe Mid Cap Fund

The first paragraph of the section under “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund” titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap companies with an improving revenue and earnings growth outlook. The Fund currently considers mid-cap companies to be those with market capitalizations at the time of acquisition within the capitalization range of the Russell Midcap® Index (between $1.9 billion and $26.3 billion as of May 27, 2016, the date of the latest reconstitution of the Index (implemented by the Index June 24, 2016)). The subadviser selects stocks based on bottom-up fundamental analysis.

The first paragraph of the section under “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) in not an indication of how the Fund will perform in the future. Fairpointe Capital LLC (“Fairpointe”) became the subadviser to the Fund on April 30, 2011. Performance prior to that date reflects the performance of previous subadvisers. However, Ms. Zerhusen has served as a portfolio manager of the Fund since May 1999. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The Average Annual Total Returns Table in the section under “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund” titled “Performance” is hereby deleted and replaced with the following:

Average Annual Total Returns as of 12/31/16

AMG Managers Fairpointe Mid Cap Fund	1 Year	5 Years	10 Years
Class N Returns Before Taxes	24.06%	15.47%	9.73%
Class N Returns After Taxes on Distributions	22.82%	13.38%	8.54%
Class N Returns After Taxes on Distributions and Sale of Fund Shares	14.69%	12.24%	7.86%
Class I Returns Before Taxes	24.36%	15.77%	10.01%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	20.74%	15.33%	9.16%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	13.80%	14.72%	7.86%

AMG Managers Fairpointe Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afiv1_SupplementTextBlock

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Fairpointe Mid Cap Fund

(formerly ASTON/Fairpointe Mid Cap Fund)

Supplement dated March 20, 2017 to the

Prospectus and Statement of Additional Information, each dated February 27, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Fairpointe Mid Cap Fund and AMG Managers Silvercrest Small Cap Fund, each a series of AMG Funds IV (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

AMG Managers Fairpointe Mid Cap Fund

The first paragraph of the section under “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund” titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap companies with an improving revenue and earnings growth outlook. The Fund currently considers mid-cap companies to be those with market capitalizations at the time of acquisition within the capitalization range of the Russell Midcap® Index (between $1.9 billion and $26.3 billion as of May 27, 2016, the date of the latest reconstitution of the Index (implemented by the Index June 24, 2016)). The subadviser selects stocks based on bottom-up fundamental analysis.

The first paragraph of the section under “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) in not an indication of how the Fund will perform in the future. Fairpointe Capital LLC (“Fairpointe”) became the subadviser to the Fund on April 30, 2011. Performance prior to that date reflects the performance of previous subadvisers. However, Ms. Zerhusen has served as a portfolio manager of the Fund since May 1999. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The Average Annual Total Returns Table in the section under “Summary of the Funds – AMG Managers Fairpointe Mid Cap Fund” titled “Performance” is hereby deleted and replaced with the following:

Average Annual Total Returns as of 12/31/16

AMG Managers Fairpointe Mid Cap Fund	1 Year	5 Years	10 Years
Class N Returns Before Taxes	24.06%	15.47%	9.73%
Class N Returns After Taxes on Distributions	22.82%	13.38%	8.54%
Class N Returns After Taxes on Distributions and Sale of Fund Shares	14.69%	12.24%	7.86%
Class I Returns Before Taxes	24.36%	15.77%	10.01%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	20.74%	15.33%	9.16%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	13.80%	14.72%	7.86%